NOTES PAYABLE - Senior Secured Convertible Promissory Note (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 16, 2025	Dec. 30, 2024	Dec. 06, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
NOTES PAYABLE
Annual Interest rate				10.00%		10.00%
Amount drew from note					$ 494,528
Original issue discount amount				$ 70,000		$ 490,000
Debt issuance costs				4,905,769		$ 4,558,574
Amortization of the debt discount				$ 969,581
Senior Secured Convertible Promissory Note
NOTES PAYABLE
Original issue discount				7.00%		7.00%
Term of note		15 months		15 months		15 months
Percentage of aggregate principal of all notes (being the monthly payment of note)				8.33%		8.33%
Original issue discount amount		$ 210,000
Debt issuance costs		$ 347,195
Accrued interest				$ 0
Senior Secured Convertible Promissory Note | Event of Default
NOTES PAYABLE
Annual Interest rate				18.00%		18.00%
Senior Secured Convertible Promissory Note | Equity purchase facility
NOTES PAYABLE
Promissory note face value			$ 10,000,000
First Pre-Paid Advance Note
NOTES PAYABLE
Amount drew from note			7,000,000
Original issue discount amount			490,000			$ 490,000	$ 0
Debt issuance costs			5,048,574
Amortization of the debt discount						$ 282,286
Amortization period of debt discount				11 months 15 days		14 months 15 days
Accrued interest				$ 0		$ 49,863	$ 0
First Pre-Paid Advance Note | Equity purchase facility
NOTES PAYABLE
Promissory note face value			$ 7,000,000
Subsequent Note
NOTES PAYABLE
Original issue discount		7.00%
Promissory note face value		$ 3,000,000
Aggregate purchase price		$ 2,790,000
Subsequent Note | Subsequent event
NOTES PAYABLE
Original issue discount	7.00%
Term of note	15 months
Annual Interest rate	10.00%
Promissory note face value	$ 3,000,000
Aggregate purchase price	$ 2,790,000
Subsequent Note | Event of Default | Subsequent event
NOTES PAYABLE
Annual Interest rate	18.00%